Lease liabilities - Lease Liability Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Amount at the beginning of the year	$ 378,510	$ 337,980
Exchange differences	(88,926)	18,213
Additions and re-measurement	117,986	100,447
Payments	(98,478)	(118,333)
Finance cost related to lease liabilities	32,938	40,203	$ 31,113
Closing net book amount	342,030	378,510	337,980
Agricultural "partnerships"
Disclosure of maturity analysis of operating lease payments [line items]
Amount at the beginning of the year	357,159	312,066
Exchange differences	(87,462)	17,062
Additions and re-measurement	107,050	95,386
Payments	(86,276)	(104,261)
Finance cost related to lease liabilities	30,137	36,906
Closing net book amount	320,608	357,159	312,066
Others
Disclosure of maturity analysis of operating lease payments [line items]
Amount at the beginning of the year	21,351	25,914
Exchange differences	(1,464)	1,151
Additions and re-measurement	10,936	5,061
Payments	(12,202)	(14,072)
Finance cost related to lease liabilities	2,801	3,297
Closing net book amount	$ 21,422	$ 21,351	$ 25,914